Acquisitions and Other Significant Business Activities (Narrative) (Details) $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 14, 2014 USD ($)	Jul. 14, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2016	Jul. 02, 2015	Apr. 30, 2015 ft²	Sep. 22, 2014	Aug. 01, 2014
Business Acquisition [Line Items]
Purchase of property and equipment							$ 45,125	$ 84,299	$ 60,497
Change in fair value of obligations in connection with acquisitions							(872)	(23,671)	(26,150)
Fair value of shares issued and stock options									117,845
Area of new building space under construction | ft²												283,900
Area of additional building rights | ft²												235,400
Restructuring charges							6,600	26,200
Repayments of Short-term Debt								175,000
Rehovot Property [Member]
Business Acquisition [Line Items]
Purchase of property and equipment							$ 58,400
Bank Loan [Member]
Business Acquisition [Line Items]
Proceeds from secured debt			$ 26,000
Maturity date			Dec. 31, 2023
Interest rate			3.35%				3.35%
Credit Line [Member]
Business Acquisition [Line Items]
Proceeds from secured debt			$ 24,000
Workforce reductions [Member]
Business Acquisition [Line Items]
Restructuring charges								10,400
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Restructuring charges								14,800
Research and Development, Net [Member]
Business Acquisition [Line Items]
Restructuring charges								1,500
Cost Of Sales [Member]
Business Acquisition [Line Items]
Restructuring charges								9,900
Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Amount outstanding				$ 250,000		$ 250,000
Maturity term				5 years
Repayments of Short-term Debt				$ 175,000
Additional financial expense on termination of short-term debt				$ 2,700
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%	100.00%
Change in fair value of obligations in connection with acquisitions							$ 900	23,700	7,900
Acquisition related costs		$ 2,900
Potential retention related payments		77,000					3,500
Retention related payments							$ 900	100	$ 13,100
Other intangible assets	$ 38,320	$ 38,320
Weighted Average Life - Years		6 years 7 months 6 days
Consideration issued for acquisition	$ 185,400
Stock Issued During Period, Shares, Acquisitions | shares		978,601
Fair value of shares issued and stock options		$ 97,869
Shares issued to settle the first annual installment of the deferred payments, share | shares				118,789		118,789
Shares issued to settle the first annual installment of the deferred payments						$ 4,100
Cash paid to settle the first annual installment of the deferred payments						$ 900
Shares issued to settle the second annual installment of the deferred payments, share | shares					152,633
Shares issued to settle the second annual installment of the deferred payments					$ 3,100
Cash paid to settle the second annual installment of the deferred payments					$ 400
Solid Concepts Inc [Member] | Retention Related and Other Payments [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions		$ 19,600
Solid Concepts Inc [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Weighted Average Life - Years							6 years
Impairment charges							$ 9,900	12,400
Solid Concepts Inc [Member] | Level 3 [Member]
Business Acquisition [Line Items]
Fair value of the remaining deferred payments			2,600				2,600
Undiscounted amount of the remaining deferred payments			$ 2,800				$ 2,800
Increase percentage in share price whose effect on fair value of deferred payments							10.00%
Increase in fair value of deferred payments due to increase of share price							$ 300
Decrease percentage in share price whose effect on fair value of deferred payments liability							10.00%
Increase in fair value of deferred payments liability due to decrease of share price							$ 200
Solid Concepts Inc [Member] | Transaction One [Member]
Business Acquisition [Line Items]
Shares issued to settle the first annual installment of the deferred payments, share | shares				117,611		117,611
Shares issued to settle the first annual installment of the deferred payments						$ 4,100
Cash paid to settle the first annual installment of the deferred payments						$ 2,800
Shares issued to settle the second annual installment of the deferred payments, share | shares					103,112
Shares issued to settle the second annual installment of the deferred payments					$ 2,100
Cash paid to settle the second annual installment of the deferred payments					$ 1,900
Rapid Technologies GmbH ("RTC") [Member]
Business Acquisition [Line Items]
Ownership percentage											100.00%
MakerBot [Member] | Facility Closing [Member]
Business Acquisition [Line Items]
Restructuring charges								$ 15,800
Third party entity [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage										10.00%
Third party entity [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage										40.00%
GradCAD
Business Acquisition [Line Items]
Ownership percentage													100.00%
Harvest Technologies Inc [Member]
Business Acquisition [Line Items]
Ownership percentage														100.00%